Advantus Equity Funds
and
Advantus Fixed Income and
Blended Funds

Prospectus Supplement
Dated  August 8, 2003
to the Advantus Equity
Funds Prospectus dated
November 29, 2002,
as supplemented February
3, 2003, April 24, 2003
and
June 18, 2003, and

to the Advantus Fixed
Income and Blended Funds
Prospectus dated January
31, 2003,
as supplemented April 24,
2003 and June 18, 2003


The paragraph captioned
"Low Balance Fee", which
appears under the
Prospectus heading
"Buying and Selling Shares
? Account Requirements",
is amended to read as
follows:

Low Balance Fee.  The Fund
will deduct a $10 annual
fee from your account in
October of each
year if your account
balance at that time is
below $2,000.  The low
balance fee is waived for
qualified accounts and for
investors who have
aggregate Advantus Fund
account assets of
$25,000 or more (only
shares held directly in
the investor's name,
rather than in a broker's
name,
are aggregated for this
purpose).


Investors should retain
this supplement for future
reference.
F. 59557 8-2003